<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 7, 2013

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RESIDENTIAL PPTYS 144 COM              02927E105     2086   101750 SH       SOLE                   101750
ASBURY AUTOMOTIVE GP COM       COM              043436104     1922    60000 SH       SOLE                    60000
ASCENT CAPITAL GROUP           COM              043632108     5575    90000 SH       SOLE                    90000
BED BATH & BEYOND              COM              075896100     1118    20000 SH       SOLE                    20000
CABELA'S INC - CL A            COM              126804301     2087    50000 SH       SOLE                    50000
CARMAX INC                     COM              143130102     2065    55000 SH       SOLE                    55000
DEXCOM INC COM                 COM              252131107     1495   110000 SH       SOLE                   110000
DISCOVERY COMMUN NEW COM SER C COM              25470F302     2194    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     2380    37500 SH       SOLE                    37500
GETTY RLTY CORP NEW COM        COM              374297109      903    50000 SH       SOLE                    50000
GLOBAL EAGLE ACQUISITION COM   COM              37951D102     1990   200000 SH       SOLE                   200000
GNC HLDGS INC COM CL A         COM              36191G107     1360    40855 SH       SOLE                    40855
HEELYS INC                     COM              42279M107      669   300000 SH       SOLE                   300000
HERTZ GLOBAL HLDS              COM              42805T105     2522   155000 SH       SOLE                   155000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1238    83000 SH       SOLE                    83000
ICG GROUP INC COM NEW          COM              44928D108      775    67800 SH       SOLE                    67800
IMPAX LABORATORIES             COM              45256B101     1434    70000 SH       SOLE                    70000
INDIA FD INC COM               COM              454089103      872    41713 SH       SOLE                    41713
INTERVAL LEISURE GROUP COM     COM              46113M108     4847   250000 SH       SOLE                   250000
IPC THE HOSPITALIST CO COM     COM              44984A105     1390    35000 SH       SOLE                    35000
LIVEPERSON INC COM             COM              538146101     1051    80000 SH       SOLE                    80000
MATTRESS FIRM HLDG COR COM     COM              57722W106     1043    42500 SH       SOLE                    42500
MAXYGEN                        COM              577776107      861   350000 SH       SOLE                   350000
NETGEAR INC                    COM              64111Q104     1577    40000 SH       SOLE                    40000
O2MICRO INTERNATIONAL          COM              67107W100     1050   350000 SH       SOLE                   350000
PENN NATL GAMING               COM              707569109     1964    40000 SH       SOLE                    40000
QUALCOMM                       COM              747525103     2474    40000 SH       SOLE                    40000
ROI ACQUISITION CORP UNIT 1 00 COM              74966A203     1000   100000 SH       SOLE                   100000
ROYCE VALUE TR INC COM         COM              780910105     1342   100000 SH       SOLE                   100000
SALLY BEAUTY HLDGS INC COM     COM              79546E104      943    40000 SH       SOLE                    40000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     2839    40000 SH       SOLE                    40000
SOLAR SR CAP LTD COM           COM              83416M105     1502    80500 SH       SOLE                    80500
SWISHER HYGIENE INC            COM              870808102      175   100000 SH       SOLE                   100000
TEXAS ROADHOUSE INC            COM              882681109      588    35000 SH       SOLE                    35000
TILE SHOP HLDGS COM            COM              88677Q109      611    36300 SH       SOLE                    36300
TREE COM INC COM               COM              894675107     1803   100000 SH       SOLE                   100000
VALUEVISION INTL INC-CL A      COM              92047K107      738   410000 SH       SOLE                   410000
VITAL LIVING. INC. RSTD        COM                               2  4715281 SH       SOLE                  4715281
WAGEWORKS INC COM              COM              930427109     1513    85000 SH       SOLE                    85000
WMS INDUSTRIES                 COM              929297109     1575    90000 SH       SOLE                    90000
ZAGG INCORPORATED COM          COM              98884U108      368    50000 SH       SOLE                    50000